Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
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Movements of Goodwill

Goodwill

The movements in 2017 and 2016 were as follows:

£m
Cost:
1 January 2016	11,294.2
Additions[1]	796.6
Revision of earnout estimates	28.4
Exchange adjustments	1,820.2
31 December 2016	13,939.4
Additions[1]	301.0
Revision of earnout estimates	(60.7)
Exchange adjustments	(504.4)
31 December 2017	13,675.3

Accumulated impairment losses and write-downs:
1 January 2016	623.6
Impairment losses for the year	20.0
Exchange adjustments	81.5
31 December 2016	725.1
Impairment losses for the year	27.1
Exchange adjustments	(29.8)
31 December 2017	722.4

Net book value:
31 December 2017	12,952.9
31 December 2016	13,214.3
1 January 2016	10,670.6

Note

[1]

Additions represent goodwill arising on the acquisition of subsidiary undertakings including the effect of any revisions to fair value adjustments that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations. The effect of such revisions was not material in either year presented. Goodwill arising on the acquisition of associate undertakings is shown within interests in associates and joint ventures in note 14.

Cash-generating Units with Significant Goodwill

Cash-generating units with significant goodwill as at 31 December are:

	2017 £m	2016 £m
GroupM	2,906.7	2,966.2
Kantar	2,518.2	2,573.0
Wunderman	1,514.5	1,297.1
Y&R Advertising	1,091.8	1,140.3
Burson-Marsteller	557.6	590.3
Other	4,364.1	4,647.4
Total goodwill	12,952.9	13,214.3

Movements of Other Intangible Assets

Other intangible assets

The movements in 2017 and 2016 were as follows:

	Brands with an indefinite useful life £m	Acquired intangibles £m	Other £m	Total £m
Cost:
1 January 2016	968.1	2,007.1	331.0	3,306.2
Additions	–	–	33.0	33.0
Disposals	–	(0.8)	(42.2)	(43.0)
New acquisitions	–	319.1	10.5	329.6
Other movements[1]	–	11.6	4.7	16.3
Exchange adjustments	173.2	198.5	67.1	438.8
31 December 2016	1,141.3	2,535.5	404.1	4,080.9
Additions	–	–	37.3	37.3
Disposals	–	–	(15.8)	(15.8)
New acquisitions	–	79.0	0.8	79.8
Other movements[1]	–	6.4	7.2	13.6
Exchange adjustments	(60.0)	(73.1)	(22.1)	(155.2)
31 December 2017	1,081.3	2,547.8	411.5	4,040.6
Amortisation and impairment:
1 January 2016	–	1,339.5	251.3	1,590.8
Charge for the year	–	163.3	38.6	201.9
Disposals	–	(0.4)	(39.5)	(39.9)
Other movements	–	–	2.0	2.0
Exchange adjustments	–	60.6	48.2	108.8
31 December 2016	–	1,563.0	300.6	1,863.6
Charge for the year	–	189.4	36.3	225.7
Disposals	–	–	(14.9)	(14.9)
Other movements	–	–	2.5	2.5
Exchange adjustments	–	(33.7)	(21.0)	(54.7)
31 December 2017	–	1,718.7	303.5	2,022.2
Net book value:
31 December 2017	1,081.3	829.1	108.0	2,018.4
31 December 2016	1,141.3	972.5	103.5	2,217.3
1 January 2016	968.1	667.6	79.7	1,715.4

Note

[1]

Other movements in acquired intangibles include revisions to fair value adjustments arising on the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.